UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04706
                                   ----------

                             TEMPLETON INCOME TRUST
                            ------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 2/28/05
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS


                                FEBRUARY 28, 2005
[GRAPHIC OMITTED]
                    SEMIANNUAL REPORT AND SHAREHOLDER LETTER

                                     INCOME

                                    TEMPLETON
                                GLOBAL BOND FUND

WANT TO RECEIVE
THIS DOCUMENT
FASTER VIA EMAIL?

Eligible shareholders can
sign up for eDelivery at
franklintempleton.com.
See inside for details.

[GRAPHIC OMITTED]
                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series

Franklin Templeton Investments
GAIN FROM OUR PERSPECTIVE

Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.

TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.

RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[PHOTO OMITTED]
Not part of the semiannual report

                               Contents

SHAREHOLDER LETTER ................  1

SEMIANNUAL REPORT

Templeton Global
Bond Fund .........................  3

Performance Summary ...............  9

Your Fund's Expenses .............. 12

Financial Highlights and
Statement of Investments .......... 14

Financial Statements .............. 23

Notes to Financial Statements ..... 26

Shareholder Information ........... 36

--------------------------------------------------------------------------------

Semiannual Report

Templeton Global Bond Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Bond Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes and debentures.

--------------------------------------------------------------------------------
[PIE GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 2/28/05

Government Bonds .................. 92.6%
Short-Term Investments &
Other Net Assets ..................  7.4%
--------------------------------------------------------------------------------

[SIDEBAR]
--------------------------------------------------------------------------------
 PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------
[END SIDEBAR]

We are pleased to bring you Templeton Global Bond Fund's semiannual report for the period ended February 28, 2005.

PERFORMANCE OVERVIEW

For the six months under review, Templeton Global Bond Fund - Class A posted a 13.58% cumulative total return. The Fund outperformed its benchmark, the Citigroup World Government Bond Index (WGBI), which posted cumulative total returns of 2.44% in local currency terms and 8.64% in U.S. dollar terms for the same period. 1 You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

1. Source: Citigroup. The Citigroup WGBI is market capitalization weighted and tracks total returns of government bonds in 21 countries globally. Local bond market returns are from country subindexes of the Citigroup WGBI. The index is unmanaged and includes reinvested interest. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.

                                                          Semiannual Report  | 3

[SIDEBARS]
--------------------------------------------------------------------------------
 WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------
 Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------
  A current account is that part of the balance of payments where all of one country's international transactions in goods and services are recorded.
--------------------------------------------------------------------------------
[END SIDEBARS]

ECONOMIC AND MARKET OVERVIEW

During the six months under review, overall global growth conditions remained robust, particularly in the U.S. and Asia. Although there was some increase in inflationary pressures regionally, inflation generally remained historically low, and global treasury yield curves flattened over the period.

The U.S. economy experienced improved growth amid employment gains and strong investment spending. The core Consumer Price Index moved higher, rising to 2.4% at period-end from 1.7% at the beginning of the reporting period. In an effort to ease inflationary pressures, the Federal Reserve Board raised the federal funds target rate 100 basis points (100 basis points equal one percent) from 1.50% to 2.50%. Economic growth indicators were generally quite positive; however, measures of the U.S. balance of payment position sharply deteriorated. The U.S. trade deficit reached record levels, hitting a $61 billion monthly deficit level in February 2005 and a current account deficit of 6.3% of gross domestic product (GDP) in fourth quarter 2004. 2 Although financing of the current account deficit through foreign purchases of U.S. securities continued to rise over the reporting period, the increase was not enough to prevent a decline in the U.S. dollar's value against the euro and other major trading partners' currencies.

Economic growth in Europe generally moderated in the second half of 2004, with the slowdown most apparent in the euro zone. During fourth quarter 2004, real GDP growth in the euro zone slowed to 1.6% annualized. Soft labor markets contributed to weak domestic demand conditions. Additionally, the export sector's contributions to growth eased largely due to the euro's sustained strength, which weighed on exports. Because of the weaker growth conditions, underlying inflationary pressures were limited, and the European Central Bank left interest rates unchanged at 2.00%. Elsewhere in Europe, Norway and Sweden experienced extremely low inflationary pressures, despite relatively robust economic activity, particularly in regard to consumption. In central Europe, favorable inflationary developments facilitated interest rate cuts in Hungary and Slovakia and prompted Poland's central bank to move to an easing bias. Hungary cut its interest rate 275 basis points to 8.25%, Slovakia cut its rate 150 basis points to 3.00%, and Poland's policy rate was unchanged at 6.50%. 3 In addition to interest rate cuts contributing to bond performance, higher interest rates relative to those in the euro zone, as well as

2. Sources: U.S. Census Bureau; The Financial Times Limited.

3. Sources: Hungarian Central Bank; National Bank of Slovakia; National Bank of Poland.

4 |  Semiannual Report

[SIDEBAR]
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 2/28/05

Asia 31.2%
Other Europe 27.4%
EMU Members* 15.2%
Australia & New Zealand 9.0%
Canada 5.6%
Latin America 4.1%
Middle East & Africa 0.1%
Short-Term Investments & Other Net Assets 7.4%

*The Fund's EMU investments were in Austria, Belgium, Finland, France, Germany, Greece, Irish Republic, Italy, Netherlands and Spain.
[END SIDEBAR]

attractive investment prospects, supported the region's currency performance, and central European currencies were among the world's top performing for the period.

Asia's economic performance was divided between mixed developments in Japan, which experienced weakening growth indicators and continued deflationary concerns, and generally strong economic performance elsewhere in Asia. In fourth quarter 2004, Japan's GDP growth slowed to 0.5% compared with a year earlier, while GDP grew 9.5% in China, 5.1% in Thailand and 3.3% in South Korea. 4 Asia generally continued to produce current account surpluses, facilitating further buildup of foreign currency reserves in the region. While Japan's foreign currency accumulation slowed relative to prior periods given less government intervention in currency markets, China's reserve accumulation accelerated. For the six months under review, Japan's reserves rose $12 billion. From September through December 2004, China's increased $114 billion. Despite moderating growth rates in Australia and New Zealand, tight labor market conditions boosted inflation expectations in those countries over the period. While Australia kept its key interest rate at 5.25%, New Zealand's central bank raised interest rates 50 basis points to 6.50%.

INVESTMENT STRATEGY

We invest selectively in bonds around the world to generate income for the Fund, seeking opportunities while monitoring changes in interest rates, currency rates and credit risk.

MANAGER'S DISCUSSION

During the reporting period, the Fund benefited from its strategy of diversifying into peripheral Europe (non-euro zone) and non-Japan Asia, areas we viewed as having attractive opportunities for favorable interest rate and currency developments. The Fund also benefited from being underweighted in the U.S. relative to the Citigroup WGBI, and by having no holdings in Japan. The U.S. was the clear underperformer during the period on bond return and currency return bases, with the U.S. portion of the Citigroup WGBI rising only 0.59% and the U.S. dollar depreciating 6.96% against the country's major

4. Sources: Economic and Social Research Institute (Japan); National Bureau of Statistics (China); National Economic and Social Development Board (Thailand); Bank of Korea (South Korea).

                                                          Semiannual Report  | 5

[SIDEBAR]
[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN  PRINTED GRAPHIC AS FOLLOWS:

CURRENCY BREAKDOWN
Based on Total Portfolio Value as of 2/28/05

Euro 16.0%
South Korean Won 13.2%
U.S. Dollar 10.9%
Swedish Krona 8.9%
Polish Zloty 6.1%
Canadian Dollar 5.9%
Norwegian Krone 5.5%
Thai Baht 5.5%
New Zealand Dollar 5.5%
Indonesian Rupiah 5.2%
Australian Dollar 4.7%
Slovakian Koruna 4.5%
Singapore Dollar 3.0%
Malaysian Ringgit 2.9%
Danish Krone 1.3%
Hungarian Forint 0.8%
British Pound 0.1%
[END SIDEBAR]

trading partners. 1 Japan also underperformed the index, although not to the magnitude of the U.S. Our overall European position benefited relative Fund performance, as peripheral European holdings generally outperformed the euro zone. However, the Fund's underweighted U.K. position detracted from performance relative to the index given the U.K. bond market's outperformance in U.S. dollar terms. During the reporting period, we found what we believed were attractive opportunities globally through our interest rate, currency and sovereign bond strategies. By period-end, approximately 13% of the Fund's total net assets were in below investment grade holdings.

INTEREST RATE STRATEGY

While the U.S. began raising interest rates in 2004, economic conditions in other countries contributed to maintaining low interest rates or facilitated interest rate reductions, which provided support to bond markets in local currency terms. For instance, the Fund benefited from earning higher interest rates in Poland relative to the euro zone, as well as from building market expectations for interest rate reductions following easing inflationary pressures during the period. The Citigroup WGBI's Polish subindex rose 10.75% in local currency terms for the six months ended February 28, 2005. 1 Although the Fund's euro zone position was underweighted relative to the Citigroup WGBI, it represented one of the Fund's longer duration positions and benefited from low inflation and unchanged interest rates. In Asia, local Indonesian bond markets outperformed the index, rising 11.06% over the six-month period, supported by favorable macroeconomic conditions in Indonesia, such as slowing inflation and robust growth, as well as political stability and attractive yields. 1 Additionally, the country's economy benefited from greater investment spending, which rose 18.3% annualized in fourth quarter 2004 compared with a year earlier.

CURRENCY STRATEGY

During the reporting period, currency gains against the U.S. dollar benefited global bond market performance, with the Citigroup WGBI rising 8.64% in U.S. dollar terms compared with 2.44% in local currency terms.1 Central to our currency strategy during the period was our negative outlook for the U.S.

6 |  Semiannual Report
dollar given structural weakness in the U.S. balance of payment position. Although the euro generated positive returns, rising 8.97% against the U.S. dollar during the period, we saw better value in other European (non-euro zone) and Asian currencies. Many currencies appreciated against the U.S. dollar, with a couple of notable performers within each region. In central Europe, the Polish zloty and Slovakian koruna appreciated 24.46% and 15.86% against the U.S. dollar. Among Scandinavian currencies, the Norwegian krone and Swedish krona rose 11.24% and 9.82%. In the Asia-Pacific region, the South Korean won gained 14.67%, while the Australian dollar increased 12.23%.

GLOBAL SOVEREIGN DEBT STRATEGY

Despite rising U.S. interest rates, U.S. dollar-denominated sovereign debt generated positive returns, with the J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG) rising 8.01% in U.S. dollar terms during the reporting period.5 Sovereign interest rate spreads declined from 425 basis points greater than U.S. Treasuries at the beginning of the reporting period to 333 basis points at period-end. Given tightening spreads, we de-emphasized sovereign debt in our overall strategy while maintaining selective exposure to sovereign credits with what we believed were improving credit fundamentals. For example, Ukrainian sovereign bonds returned 8.71% during the period, following the landmark election of the presidential candidate many perceived as market friendly. 5 In addition to a strong economic environment with 12% GDP growth in 2004, such political developments seemed to provide a positive backdrop for progress on previously stalled structural reform initiatives, which has the potential to enhance Ukraine's credit standing. 6 Russian sovereign bonds rose 11.58%, benefiting from an investment grade sovereign credit rating from Standard & Poor's and Moody's Investors Service, two independent credit rating agencies. 5

5. Source: J.P. Morgan. The JPM EMBIG tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. Local bond market returns are from country subindexes of the JPMEMBIG.

6. Source: Reuters.

                                                          Semiannual Report  | 7

Thank you for your continued participation in Templeton Global Bond Fund. We look forward to serving your future investment needs.

[photo omitted]
/s/Alex C. Calvo
----------------

Alex C. Calvo

[photo omitted]
/s/Michael Hasenstab
--------------------

Michael Hasenstab, Ph.D.

Portfolio Managers
Templeton Global Bond Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF FEBRUARY 28, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

8 |  Semiannual Report

Performance Summary as of 2/28/05

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------
  CLASS A                                 CHANGE         2/28/05        8/31/04
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                   +$1.07          $11.07         $10.00
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
  Dividend Income            $0.2742
--------------------------------------------------------------------------------
  CLASS C                                 CHANGE         2/28/05        8/31/04
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                   +$1.08          $11.09         $10.01
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
  Dividend Income            $0.2529
--------------------------------------------------------------------------------
  ADVISOR CLASS                           CHANGE         2/28/05        8/31/04
--------------------------------------------------------------------------------
  Net Asset Value (NAV)                   +$1.07          $11.05          $9.98
--------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/04-2/28/05)
--------------------------------------------------------------------------------
  Dividend Income            $0.2873
--------------------------------------------------------------------------------

                                                          Semiannual Report  | 9

PERFORMANCE

CLASS A: 4.25% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

---------------------------------------------------------------------------------------------------------
  CLASS A                               6-MONTH          1-YEAR          5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              13.58%          13.40%          79.87%           136.08%
---------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2           8.79%           8.54%          11.48%             8.50%
---------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $10,879         $10,854         $17,216           $22,615
---------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05) 4                      5.56%          10.78%             8.17%
---------------------------------------------------------------------------------------------------------
  CLASS C                               6-MONTH          1-YEAR          5-YEAR     INCEPTION  (5/1/95)
---------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              13.44%          13.04%          76.41%           120.18%
---------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          12.44%          12.04%          12.02%             8.36%
---------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $11,244         $11,204         $17,641           $22,018
---------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05) 4                      8.83%          11.30%             8.03%
---------------------------------------------------------------------------------------------------------
  ADVISOR CLASS5                        6-MONTH          1-YEAR          5-YEAR           10-YEAR
---------------------------------------------------------------------------------------------------------
  Cumulative Total Return 1              13.74%          13.71%          82.11%           142.10%
---------------------------------------------------------------------------------------------------------
  Average Annual Total Return 2          13.74%          13.71%          12.74%             9.24%
---------------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 3         $11,374         $11,371         $18,211           $24,210
---------------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (3/31/05) 4                     10.58%          12.03%             8.92%
---------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

10 |  Semiannual Report

ENDNOTES

CHANGES IN INTEREST RATES WILL AFFECT THE VALUE, SHARE PRICE AND YIELD OF THE FUND'S PORTFOLIO. BOND PRICES, AND THUS THE FUND'S SHARE PRICE, GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND SOCIAL, POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were 87.54% and 8.01%.

                                                         Semiannual Report  | 11

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000.
   IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
   IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

12 |  Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------------------
                                                   BEGINNING ACCOUNT    ENDING ACCOUNT     EXPENSES PAID DURING
  CLASS A                                            VALUE 8/31/04       VALUE 2/28/05    PERIOD* 8/31/04-2/28/05
-------------------------------------------------------------------------------------------------------------------
  Actual                                                 $1,000            $1,135.80               $5.56
-------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)               $1,000            $1,019.59               $5.26
-------------------------------------------------------------------------------------------------------------------
  CLASS C
-------------------------------------------------------------------------------------------------------------------
  Actual                                                 $1,000            $1,134.40               $7.67
-------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)               $1,000            $1,017.60               $7.25
-------------------------------------------------------------------------------------------------------------------
  ADVISOR CLASS
-------------------------------------------------------------------------------------------------------------------
  Actual                                                 $1,000            $1,137.40               $4.24
-------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)               $1,000            $1,020.83               $4.01
-------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 1.05%; C:
1.45%; and Advisor: 0.80%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                         Semiannual Report  | 13

Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS

                                                    -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                     FEBRUARY 28, 2005                   YEAR ENDED AUGUST 31,
CLASS A                                                 (UNAUDITED)      2004       2003       2002        2001        2000
                                                    -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $10.00        $9.39      $8.40      $8.02       $8.05       $8.81
                                                    -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................         .19          .38        .38        .43 e       .56         .65
 Net realized and unrealized gains (losses) ........        1.15          .85       1.11        .50 e       .01        (.80)
                                                    -------------------------------------------------------------------------
Total from investment operations ...................        1.34         1.23       1.49        .93         .57        (.15)
                                                    -------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................        (.27)        (.62)      (.50)      (.40)       (.18)       (.60)
 Net realized gains ................................          --           --         --         --          --        (.01)
 Tax return of capital .............................          --           --         --       (.15)       (.42)         --
                                                    -------------------------------------------------------------------------
Total distributions ................................        (.27)        (.62)      (.50)      (.55)       (.60)       (.61)
                                                    -------------------------------------------------------------------------
Redemption fees ....................................          -- c         -- c       --         --          --          --
                                                    -------------------------------------------------------------------------
Net asset value, end of period .....................      $11.07       $10.00      $9.39      $8.40       $8.02       $8.05
                                                    =========================================================================

Total return b .....................................      13.58%       13.24%     18.03%     12.08%       7.51%     (1.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................    $995,513     $575,480   $351,771   $224,269    $178,785    $114,247
Ratios to average net assets:
 Expenses ..........................................       1.05% d      1.13%      1.10%      1.21%       1.33%       1.23%
 Net investment income .............................       3.51% d      3.80%      4.11%      5.27% e     7.06%       7.19%
Portfolio turnover rate ............................       8.17%       31.48%     63.64%     57.71%     101.11%     179.84%

a Based on average daily shares outstanding.
b Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.
e Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:
  Net investment income per share ..............................   $(.12)
  Net realized and unrealized gains/(losses) per share .........     .12
  Ratio of net investment income to average net assets .........   (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

14 |  See notes to financial statements.  |  Semiannual Report

Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                     FEBRUARY 28, 2005                   YEAR ENDED AUGUST 31,
CLASS C                                                 (UNAUDITED)      2004       2003       2002        2001        2000
                                                    -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............      $10.01        $9.40      $8.41      $8.03       $8.05       $8.82
                                                    -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................         .17          .34        .34        .40 e       .53         .58
 Net realized and unrealized gains (losses) ........        1.16          .85       1.11        .50 e       .02        (.78)
                                                    -------------------------------------------------------------------------
Total from investment operations ...................        1.33         1.19       1.45        .90         .55        (.20)
                                                    -------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................        (.25)        (.58)      (.46)      (.38)       (.15)       (.56)
 Net realized gains ................................         --            --         --         --          --        (.01)
 Tax return of capital .............................         --            --         --          (.14)    (.42)         --
                                                    -------------------------------------------------------------------------
Total distributions ................................        (.25)        (.58)      (.46)      (.52)       (.57)       (.57)
                                                    -------------------------------------------------------------------------
Redemption fees ....................................          -- c         -- c       --         --          --          --
                                                    -------------------------------------------------------------------------
Net asset value, end of period .....................      $11.09       $10.01      $9.40      $8.41       $8.03       $8.05
                                                    =========================================================================

Total return b .....................................      13.44%       12.66%     17.67%     11.62%       7.20%     (2.34)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................    $285,689     $141,485    $74,102    $25,444     $13,784     $11,966
Ratios to average net assets:
 Expenses ..........................................       1.45% d      1.53%      1.50%      1.59%       1.73%       1.62%
 Net investment income .............................       3.11% d      3.40%      3.71%      4.89% e     6.65%       6.78%
Portfolio turnover rate ............................       8.17%       31.48%     63.64%     57.71%     101.11%     179.84%

a Based on average daily shares outstanding.
b Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.
e Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:
  Net investment income per share ..............................   $(.12)
  Net realized and unrealized gains/(losses) per share .........     .12
  Ratio of net investment income to average net assets .........   (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

                  Semiannual Report  |  See notes to financial statements.  | 15

Templeton Global Bond Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                    -------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                     FEBRUARY 28, 2005                   YEAR ENDED AUGUST 31,
ADVISOR CLASS                                           (UNAUDITED)      2004       2003       2002        2001        2000
                                                    -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............       $9.98        $9.38      $8.39      $8.01       $8.04       $8.81
                                                    -------------------------------------------------------------------------
Income from investment operations:
 Net investment income a ...........................         .20          .40        .40        .45 e       .58         .63
 Net realized and unrealized gains (losses) ........        1.16          .84       1.11        .50 e       .01        (.77)
                                                    -------------------------------------------------------------------------
Total from investment operations ...................        1.36         1.24       1.51        .95         .59        (.14)
                                                    -------------------------------------------------------------------------
Less distributions from:
 Net investment income .............................        (.29)        (.64)      (.52)      (.41)       (.20)       (.62)
 Net realized gains ................................          --           --         --         --          --        (.01)
 Tax return of capital .............................          --           --         --       (.16)       (.42)         --
                                                    -------------------------------------------------------------------------
Total distributions ................................        (.29)        (.64)      (.52)      (.57)       (.62)       (.63)
                                                    -------------------------------------------------------------------------
Redemption fees ....................................          -- c         -- c       --         --          --          --
                                                    -------------------------------------------------------------------------
Net asset value, end of period .....................      $11.05        $9.98      $9.38      $8.39       $8.01       $8.04
                                                    =========================================================================

Total return b .....................................      13.74%       13.43%     18.35%     12.37%       7.79%     (1.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................    $232,087     $117,398    $50,480    $12,014        $289        $413
Ratios to average net assets:
 Expenses ..........................................        .80% d       .88%       .85%       .96%       1.09%        .98%
 Net investment income .............................       3.76% d      4.05%      4.36%      5.52% e     7.33%       7.28%
Portfolio turnover rate ............................       8.17%       31.48%     63.64%     57.71%     101.11%     179.84%

a Based on average daily shares outstanding.
b Total return is not annualized for periods less than one year.
c Amount is less than $0.01 per share.
d Annualized.
e Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities as required. The effect of this change was as follows:
  Net investment income per share ..............................   $(.12)
  Net realized and unrealized gains/(losses) per share .........     .12
  Ratio of net investment income to average net assets .........   (1.43)%
  Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

16 |  See notes to financial statements.  |  Semiannual Report

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT A          VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS 92.6%
   AUSTRALIA 4.7%
   New South Wales Treasury Corp.,
     6.50%, 5/01/06 ............................................................          3,400,000 AUD     $    2,717,170
     8.00%, 3/01/08 ............................................................         15,900,000 AUD         13,327,067
     6.00%, 5/01/12 ............................................................         18,300,000 AUD         14,651,313
   Queensland Treasury Corp.,
     6.00%, 7/14/09 ............................................................         17,500,000 AUD         14,000,569
     6.00%, 10/14/15 ...........................................................         33,313,000 AUD         26,772,642
                                                                                                            ---------------
                                                                                                                71,468,761
                                                                                                            ---------------
   AUSTRIA 2.8%
   Republic of Austria,
     5.00%, 1/15/08 ............................................................          5,000,000 EUR          7,029,160
     4.00%, 7/15/09 ............................................................          9,400,000 EUR         12,942,346
     5.00%, 7/15/12 ............................................................          4,030,000 EUR          5,865,813
     4.65%, 1/15/18 ............................................................         11,700,000 EUR         16,641,908
                                                                                                            ---------------
                                                                                                                42,479,227
                                                                                                            ---------------
   BELGIUM .9%
   Kingdom of Belgium,
     4.75%, 9/28/06 ............................................................          3,380,000 EUR          4,636,832
     8.50%, 10/01/07 ...........................................................          4,274,000 EUR          6,470,372
     5.00%, 9/28/12 ............................................................          1,990,000 EUR          2,892,080
                                                                                                            ---------------
                                                                                                                13,999,284
                                                                                                            ---------------
   BRAZIL .3%
   Republic of Brazil, DCB, L, FRN, 3.125%, 4/15/12 ............................          5,126,512              4,958,311
                                                                                                            ---------------
   CANADA 5.6%
   Government of Canada,
     8.75%, 12/01/05 ...........................................................         29,815,000 CAD         25,265,677
     3.00%, 6/01/06 ............................................................         13,000,000 CAD         10,570,585
     5.75%, 9/01/06 ............................................................          3,050,000 CAD          2,577,430
     6.00%, 6/01/11 ............................................................          2,638,000 CAD          2,378,532
     5.25%, 6/01/12 ............................................................         10,000,000 CAD          8,688,212
   Province of Alberta,
     7.25%, 10/28/05 ...........................................................            850,000 CAD            708,918
     7.50%, 12/01/05 ...........................................................         40,490,000 CAD         34,001,027
                                                                                                            ---------------
                                                                                                                84,190,381
                                                                                                            ---------------
   COLOMBIA .3%
   Republic of Colombia,
     10.75%, 1/15/13 ...........................................................            600,000                706,740
     11.75%, 2/25/20 ...........................................................          2,950,000              3,758,448
                                                                                                            ---------------
                                                                                                                 4,465,188
                                                                                                            ---------------
   DENMARK 1.3%
   Kingdom of Denmark,
     8.00%, 3/15/06 ............................................................         37,076,000 DKK          6,972,052
     7.00%, 11/15/07 ...........................................................          5,850,000 DKK          1,156,378
     4.00%, 8/15/08 ............................................................          3,200,000 DKK            590,225
     6.00%, 11/15/11 ...........................................................         11,100,000 DKK          2,278,072

                                                         Semiannual Report  | 17

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT A          VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   DENMARK (CONT.)
     5.00%, 11/15/13 ...........................................................         42,200,000 DKK     $    8,259,157
                                                                                                            ---------------
                                                                                                                19,255,884
                                                                                                            ---------------
   FINLAND 2.3%
   Government of Finland,
     7.25%, 4/18/06 ............................................................          4,225,000 EUR          5,894,600
     5.00%, 4/25/09 ............................................................         15,300,000 EUR         21,821,252
     5.375%, 7/04/13 ...........................................................          4,400,000 EUR          6,567,895
                                                                                                            ---------------
                                                                                                                34,283,747
                                                                                                            ---------------
   FRANCE 1.9%
   Government of France,
     5.00%, 4/25/12 ............................................................          3,690,000 EUR          5,374,537
     4.00%, 4/25/13 ............................................................         11,500,000 EUR         15,726,403
     4.25%, 4/25/19 ............................................................          5,100,000 EUR          6,988,507
                                                                                                            ---------------
                                                                                                                28,089,447
                                                                                                            ---------------
   GERMANY 2.5%
   Federal Republic of Germany,
     2.50%, 9/16/05 ............................................................          3,800,000 EUR          5,040,986
     4.00%, 2/16/07 ............................................................          5,000,000 EUR          6,806,692
     5.00%, 1/04/12 ............................................................          4,500,000 EUR          6,531,835
   Kreditanstalt Fuer Wiederaufbau KFW, senior note, 6.375%, 2/17/15 ...........         27,450,000 NZD         19,638,943
                                                                                                            ---------------
                                                                                                                38,018,456
                                                                                                            ---------------
   GREECE 1.0%
   Hellenic Republic,
     4.60%, 5/20/13 ............................................................          6,200,000 EUR          8,723,958
     4.50%, 5/20/14 ............................................................          2,900,000 EUR          4,040,622
     6.50%, 10/22/19 ...........................................................          1,800,000 EUR          3,000,675
                                                                                                            ---------------
                                                                                                                15,765,255
                                                                                                            ---------------
   HUNGARY .8%
   Government of Hungary,
     9.25%, 5/12/05 ............................................................        181,400,000 HUF            995,545
     8.50%, 10/12/05 ...........................................................      1,998,500,000 HUF         11,006,350
     7.00%, 4/12/06 ............................................................        103,000,000 HUF            562,131
                                                                                                            ---------------
                                                                                                                12,564,026
                                                                                                            ---------------
   INDONESIA 5.2%
   Government of Indonesia, 11.00%, 10/15/14                                         76,700,000,000 IDR          8,664,960
   Indonesia Recapital Bonds,
     14.00%, 6/15/09 ...........................................................     43,217,000,000 IDR          5,414,779
     13.15%, 3/15/10 ...........................................................    147,815,000,000 IDR         18,348,231
     14.25%, 6/15/13 ...........................................................    195,407,000,000 IDR         25,658,444
     14.275%, 12/15/13 .........................................................    157,428,000,000 IDR         20,764,958
                                                                                                            ---------------
                                                                                                                78,851,372
                                                                                                            ---------------

18 |  Semiannual Report

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT A          VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   IRISH REPUBLIC 1.5%
   Republic of Ireland,
     4.25%, 10/18/07 ...........................................................          9,550,000 EUR     $   13,158,396
     5.00%, 4/18/13 ............................................................          2,100,000 EUR          3,063,346
     4.60%, 4/18/16 ............................................................          4,400,000 EUR          6,279,308
                                                                                                            ---------------
                                                                                                                22,501,050
                                                                                                            ---------------
   ITALY .3%
   Government of Italy, 10.50%, 4/01/05 ........................................          2,776,001 EUR          3,687,169
   Buoni Poliennali Del Tesoro, 8.75%, 7/01/06 .................................            951,000 EUR          1,364,221
                                                                                                            ---------------
                                                                                                                 5,051,390
                                                                                                            ---------------
   MALAYSIA 2.9%
   Government of Malaysia,
     4.305%, 2/27/09 ...........................................................         57,540,000 MYR         15,602,425
     4.032%, 9/15/09 ...........................................................         79,300,000 MYR         21,285,790
     3.644%, 8/25/10 ...........................................................         28,500,000 MYR          7,500,000
                                                                                                            ---------------
                                                                                                                44,388,215
                                                                                                            ---------------
   MEXICO .6%
   United Mexican States,
     144A, 7.50%, 3/08/10 ......................................................          3,300,000 EUR          5,096,134
     Reg S, 7.50%, 3/08/10 .....................................................          2,500,000 EUR          3,860,708
                                                                                                            ---------------
                                                                                                                 8,956,842
                                                                                                            ---------------
   NETHERLANDS 1.6%
   Government of Netherlands,
     6.00%, 1/15/06 ............................................................          1,300,000 EUR          1,776,452
     3.00%, 7/15/07 ............................................................          2,000,000 EUR          2,670,233
     3.75%, 7/15/09 ............................................................          3,600,000 EUR          4,902,959
     5.00%, 7/15/12 ............................................................            500,000 EUR            726,322
     7.50%, 1/15/23 ............................................................          7,300,000 EUR         13,849,545
                                                                                                            ---------------
                                                                                                                23,925,511
                                                                                                            ---------------
   NEW ZEALAND 4.3%
   Government of New Zealand,
     6.50%, 2/15/06 ............................................................         33,300,000 NZD         24,256,747
     7.00%, 7/15/09 ............................................................         27,588,000 NZD         20,676,704
     6.00%, 11/15/11 ...........................................................         10,837,000 NZD          7,824,386
     6.50%, 4/15/13 ............................................................         16,150,000 NZD         12,031,718
                                                                                                            ---------------
                                                                                                                64,789,555
                                                                                                            ---------------
   NORWAY 2.2%
   Kingdom of Norway, 6.75%, 1/15/07 ...........................................        192,150,000 NOK         33,336,065
                                                                                                            ---------------
   PERU .4%
   Republic of Peru,
     9.875%, 2/06/15 ...........................................................          1,100,000              1,337,875
     FRN, 4.50%, 3/07/17 .......................................................          4,280,000              4,023,200
                                                                                                            ---------------
                                                                                                                 5,361,075
                                                                                                            ---------------

                                                         Semiannual Report  | 19

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT A          VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   PHILIPPINES 2.1%
   Republic of Philippines,
     9.00%, 2/15/13                                                                       3,675,000         $    3,882,821
     FRN, 3.4375%, 6/1/08 ......................................................            466,667                441,882
     Reg S, 9.125%, 2/22/10 ....................................................         15,795,000 EUR         23,131,369
     Reg S, zero cpn., 10/03/05 ................................................          4,900,000              4,807,847
                                                                                                            ---------------
                                                                                                                32,263,919
                                                                                                            ---------------
   POLAND 6.2%
   Republic of Poland,
     8.50%, 11/12/06 ...........................................................         68,850,000 PLN         24,585,772
     8.50%, 5/12/07 ............................................................         48,740,000 PLN         17,669,772
     6.00%, 5/24/09 ............................................................        148,570,000 PLN         51,814,754
                                                                                                            ---------------
                                                                                                                94,070,298
                                                                                                            ---------------
   RUSSIA 1.2%
   Russian Federation,
     Reg S, 12.75%, 6/24/28 ....................................................          9,550,000             16,351,510
     Reg S, 5.00% to 3/31/07, 7.50% thereafter, 3/31/30 ........................          1,630,000              1,722,258
                                                                                                            ---------------
                                                                                                                18,073,768
                                                                                                            ---------------
   SINGAPORE 3.1%
   Republic of Singapore,
     4.00%, 3/01/07 ............................................................         20,550,000 SGD         13,158,917
     2.625%, 10/01/07 ..........................................................         52,850,000 SGD         33,021,069
                                                                                                            ---------------
                                                                                                                46,179,986
                                                                                                            ---------------
   SLOVAK REPUBLIC 4.6%
   Republic of Slovakia,
     4.95%, 3/05/08 ............................................................         19,900,000 SKK            734,626
     4.80%, 4/14/09 ............................................................        310,500,000 SKK         11,651,803
     7.50%, 3/13/12 ............................................................         58,500,000 SKK          2,557,070
     Strip, 1/14/07 ............................................................      1,627,800,000 SKK         54,255,159
                                                                                                            ---------------
                                                                                                                69,198,658
                                                                                                            ---------------
   SOUTH AFRICA .1%
   Republic of South Africa, 5.25%, 5/16/13 ....................................          1,200,000 EUR          1,689,064
                                                                                                            ---------------
   SOUTH KOREA 13.4%
   Korea Treasury Bond,
     4.50%, 3/05/06 ............................................................      6,000,000,000 KRW          6,016,420
     4.50%, 9/03/06 ............................................................     28,500,000,000 KRW         28,593,375
     6.90%, 1/16/07 ............................................................     38,100,000,000 KRW         39,911,998
     4.75%, 3/03/07 ............................................................     34,870,000,000 KRW         35,209,710
     5.77%, 10/09/07 ...........................................................     27,800,000,000 KRW         28,787,626
     4.75%, 3/12/08 ............................................................     22,300,000,000 KRW         22,521,379
     4.50%, 9/09/08 ............................................................     38,775,000,000 KRW         39,090,799
     5.00%, 3/26/13 ............................................................      2,500,000,000 KRW          2,531,610
                                                                                                            ---------------
                                                                                                               202,662,917
                                                                                                            ---------------

20 |  Semiannual Report

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT A          VALUE
---------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   SPAIN .4%
   Government of Spain, 8.80%, 4/30/06 .........................................          4,649,855 EUR     $    6,611,133
                                                                                                            ---------------
   SWEDEN 9.0%
   Kingdom of Sweden,
     3.50%, 4/20/06 ............................................................        199,480,000 SEK         29,597,222
     8.00%, 8/15/07 ............................................................        308,005,000 SEK         50,761,934
     6.50%, 5/05/08 ............................................................         28,900,000 SEK          4,694,389
     5.00%, 1/28/09 ............................................................          4,500,000 SEK            705,805
     5.50%, 10/08/12 ...........................................................        108,400,000 SEK         17,801,052
     3.50%, 12/01/15 ...........................................................        179,800,000 SEK         32,918,302
                                                                                                            ---------------
                                                                                                               136,478,704
                                                                                                            ---------------
   THAILAND 4.5%
   Government of Thailand,
     6.00%, 3/05/05 ............................................................        319,900,000 THB          8,368,932
     8.50%, 10/14/05 ...........................................................      1,087,100,000 THB         29,510,017
     2.44%, 1/12/06 ............................................................         80,000,000 THB          2,050,335
     2.00%, 1/24/06 ............................................................        100,000,000 THB          2,604,328
     8.00%, 12/08/06 ...........................................................        821,020,000 THB         23,382,431
     4.125%, 2/12/08 ...........................................................         73,000,000 THB          1,953,981
     8.50%, 12/08/08 ...........................................................          8,500,000 THB            260,679
                                                                                                            ---------------
                                                                                                                68,130,703
                                                                                                            ---------------
   UKRAINE 2.0%
   Republic of Ukraine,
     144A, 6.875%, 3/04/11 .....................................................          5,300,000              5,566,590
     144A, 7.65%, 6/11/13 ......................................................         10,192,000             11,226,488
     FRN, 6.365%, 8/05/09 ......................................................          6,000,000              6,471,600
     Reg S, 10.00%, 3/15/07 ....................................................            513,348 EUR            728,343
     Reg S, 11.00%, 3/15/07 ....................................................          2,006,724              2,143,783
     Reg S, 6.875%, 3/04/11 ....................................................          3,500,000              3,676,050
     Reg S, 7.65%, 6/11/13 .....................................................          1,020,000              1,117,002
                                                                                                            ---------------
                                                                                                                30,929,856
                                                                                                            ---------------
   UNITED KINGDOM .1%
   United Kingdom, 8.50%, 7/16/07 ..............................................            581,000 GBP          1,209,951
                                                                                                            ---------------
   VENEZUELA 2.5%
   Republic of Venezuela,
     9.25%, 9/15/27 ............................................................         16,480,000             17,010,491
     FRN, 3.6925%, 4/20/11 .....................................................         22,500,000             20,559,375
                                                                                                            ---------------
                                                                                                                37,569,866
                                                                                                            ---------------
   TOTAL LONG TERM INVESTMENTS (COST $1,253,309,264)                                                         1,401,767,865
                                                                                                            ---------------

                                                         Semiannual Report  | 21

Templeton Global Bond Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2005 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------
                                                                                     PRINCIPAL AMOUNT A          VALUE
---------------------------------------------------------------------------------------------------------------------------
   SHORT TERM INVESTMENTS 8.7%
   CANADA .4%
 b Canada Treasury Bill, 7/14/05 ...............................................          7,160,000 CAD     $    5,744,212
                                                                                                            ---------------
   NORWAY 3.4%
 b Norwegian Treasury Bill, 6/15/05 - 12/21/05 .................................        323,960,000 NOK         51,497,592
                                                                                                            ---------------
   THAILAND 1.1%
 b Bank of Thailand, 10/06/05 - 2/23/06 ........................................        646,000,000 THB         16,631,024
                                                                                                            ---------------
   UNITED STATES 3.8%
   Dresdner Bank AG, Time Deposit, 2.59%, 3/01/05 ..............................         57,780,000             57,780,000
                                                                                                            ---------------
   TOTAL SHORT TERM INVESTMENTS (COST $130,289,492) ............................                               131,652,828
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $1,383,598,756) 101.3% ..............................                             1,533,420,693
   OTHER ASSETS, LESS LIABILITIES (1.3)% .......................................                               (20,132,008)
                                                                                                            ---------------
   NET ASSETS 100.0% ...........................................................                            $1,513,288,685
                                                                                                            ===============

PORTFOLIO ABBREVIATIONS:

FRN  -Floating Rate Notes

CURRENCY ABBREVIATIONS:
AUD -Australian Dollar
CAD -Canadian Dollar
DKK -Danish Krone
EUR -Euro
GBP -British Pound
HUF -Hungarian Forint
IDR -Indonesian Rupiah
KRW -Korean Won
MYR -Malaysian Ringgit
NOK -Norwegian Krone
NZD -New Zealand Dollar
PLN -Polish Zloty
SEK -Swedish Krona
SGD -Singapore Dollar
SKK -Slovak Koruna
THB -Thai Baht

a The principal amount is stated in U.S. dollars unless otherwise indicated. b Security is traded on a discount basis with no stated coupon rate.

22 |  See notes to financial statements.  |  Semiannual Report

Templeton Global Bond Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2005 (unaudited)

Assets:
 Investments in securities:
  Cost .........................................................................   $1,383,598,756
                                                                                   ==============
  Value ........................................................................   $1,533,420,693
 Cash ..........................................................................          235,062
 Foreign currency, at value (cost $47,653) .....................................           21,184
 Receivables:
  Investment securities sold ...................................................           61,662
  Capital shares sold ..........................................................       24,275,398
  Interest .....................................................................       30,109,229
                                                                                   --------------
      Total assets .............................................................    1,588,123,228
                                                                                   --------------
Liabilities:
 Payables:
  Investment securities purchased ..............................................       71,525,917
  Capital shares redeemed ......................................................        1,979,596
  Affiliates ...................................................................        1,077,361
 Other liabilities .............................................................          251,669
                                                                                   --------------
      Total liabilities ........................................................       74,834,543
                                                                                   --------------
        Net assets, at value ...................................................   $1,513,288,685
                                                                                   ==============
Net assets consist of:
 Distributions in excess of net investment income ..............................   $  (18,857,581)
 Net unrealized appreciation (depreciation) ....................................      150,895,322
 Accumulated net realized gain (loss) ..........................................       (3,259,031)
 Capital shares ................................................................    1,384,509,975
                                                                                   --------------
        Net assets, at value ...................................................   $1,513,288,685
                                                                                   ==============
CLASS A:
 Net assets, at value ..........................................................   $  995,512,646
                                                                                   ==============
 Shares outstanding ............................................................       89,900,271
                                                                                   ==============
 Net asset value per share a ...................................................           $11.07
                                                                                   ==============
 Maximum offering price per share (net asset value per share / 95.75%) .........           $11.56
                                                                                   ==============
CLASS C:
 Net assets, at value ..........................................................   $  285,689,336
                                                                                   ==============
 Shares outstanding ............................................................       25,764,526
                                                                                   ==============
 Net asset value and maximum offering price per share a ........................           $11.09
                                                                                   ==============
ADVISOR CLASS:
 Net assets, at value ..........................................................   $  232,086,703
                                                                                   ==============
 Shares outstanding ............................................................       20,999,601
                                                                                   ==============
 Net asset value and maximum offering price per share a ........................           $11.05
                                                                                   ==============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.

                  Semiannual Report  |  See notes to financial statements.  | 23

Templeton Global Bond Fund

FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
for the six months ended February 28, 2005 (unaudited)

Investment income:
 Interest (net of foreign taxes of $646,078) ...................................    $ 25,071,660
                                                                                    -------------
Expenses:
 Management fees (Note 3) ......................................................       2,509,168
 Administrative fees (Note 3) ..................................................         677,995
 Distribution fees (Note 3)
  Class A ......................................................................         909,563
  Class C ......................................................................         635,704
 Transfer agent fees (Note 3) ..................................................         645,000
 Custodian fees (Note 4) .......................................................         421,900
 Reports to shareholders .......................................................          38,500
 Registration and filing fees ..................................................          69,800
 Professional fees .............................................................          17,700
 Trustees' fees and expenses ...................................................          17,600
 Other .........................................................................           6,700
                                                                                    -------------
      Total expenses ...........................................................       5,949,630
      Expense reductions (Note 4) ..............................................          (7,925)
                                                                                    -------------
        Net expenses ...........................................................       5,941,705
                                                                                    -------------
          Net investment income ................................................      19,129,955
                                                                                    -------------
Realized and unrealized gains (losses): Net realized gain (loss) from:
  Investments ..................................................................      10,779,208
  Foreign currency transactions ................................................       1,112,158
                                                                                    -------------
        Net realized gain (loss) ...............................................      11,891,366
                                                                                    -------------
 Net change in unrealized appreciation (depreciation) on:
  Investments ..................................................................      98,849,412
  Translation of assets and liabilities denominated in foreign currencies ......       1,059,513
                                                                                    -------------
        Net change in unrealized appreciation (depreciation) ...................      99,908,925
                                                                                    -------------
Net realized and unrealized gain (loss) ........................................     111,800,291
                                                                                    -------------
Net increase (decrease) in net assets resulting from operations ................    $130,930,246
                                                                                    =============

24 |  See notes to financial statements.  |  Semiannual Report

Templeton Global Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS for the six months ended February 28, 2005 (unaudited) and the year ended August 31, 2004

                                                                                     --------------------------------------
                                                                                       SIX MONTHS ENDED      YEAR ENDED
                                                                                       FEBRUARY 28, 2005   AUGUST 31, 2004
                                                                                     --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..........................................................      $   19,129,955      $ 25,757,722
  Net realized gain (loss) from investments and foreign currency transactions ....          11,891,366         6,013,141
  Net change in unrealized appreciation (depreciation) on investments and
  translation of assets and liabilities denominated in foreign currencies ........          99,908,925        38,620,654
                                                                                     --------------------------------------
      Net increase (decrease) in net assets resulting from operations ............         130,930,246        70,391,517
                                                                                     --------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A .......................................................................         (18,887,277)      (29,015,629)
   Class C .......................................................................          (4,710,669)       (6,342,008)
   Advisor Class .................................................................          (4,713,081)       (5,486,308)
                                                                                     --------------------------------------
 Total distributions to shareholders .............................................         (28,311,027)      (40,843,945)
                                                                                     --------------------------------------
 Capital share transactions (Note 2):
   Class A .......................................................................         351,188,947       201,398,208
   Class C .......................................................................         126,329,966        63,098,886
   Advisor Class .................................................................          98,776,273        63,947,008
                                                                                     --------------------------------------
 Total capital share transactions ................................................         576,295,186       328,444,102
                                                                                     --------------------------------------
 Redemption fees .................................................................              11,991            17,352
                                                                                     --------------------------------------
   Net increase (decrease) in net assets .........................................         678,926,396       358,009,026
Net assets:
 Beginning of period .............................................................         834,362,289       476,353,263
                                                                                     --------------------------------------
 End of period ...................................................................      $1,513,288,685      $834,362,289
                                                                                     ======================================
Distributions in excess of net investment income included in net assets:
 End of period ...................................................................      $  (18,857,581)     $ (9,676,509)
                                                                                     ======================================

                  Semiannual Report  |  See notes to financial statements.  | 25

Templeton Global Bond Fund

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Bond Fund (the Fund) is a separate, non-diversified series of Templeton Income Trust (the Trust). The Trust is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks current income with capital appreciation and growth of income. Under normal market conditions, the Fund invests at least 80% of its net assets in "bonds." "Bonds" include debt securities of any maturity, such as bonds, notes and debentures. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short term securities are valued at cost.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

26 |  Semiannual Report

Templeton Global Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

                                                         Semiannual Report  | 27

Templeton Global Bond Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

Redemptions and exchanges of Fund shares held five trading days or less (30 days or less prior to June 1, 2004) may be subject to the Fund's redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital as noted in the Statements of Changes in Net Assets.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Fund against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

28 |  Semiannual Report

Templeton Global Bond Fund

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At February 28, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   --------------------------------------------------------------------
                                         SIX MONTHS ENDED                        YEAR ENDED
                                         FEBRUARY 28, 2005                     AUGUST 31, 2004
                                   --------------------------------------------------------------------
                                      SHARES          AMOUNT              SHARES           AMOUNT
                                   --------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...................... 39,068,474     $422,691,848         39,445,491      $ 393,127,909
 Shares issued in reinvestment of
 distributions ....................  1,269,609       13,584,157          2,148,421         21,476,954
 Shares redeemed .................. (7,973,292)     (85,087,058)       (21,508,616)      (213,206,655)
                                   --------------------------------------------------------------------
 Net increase (decrease) .......... 32,364,791     $351,188,947         20,085,296      $ 201,398,208
                                   ====================================================================
CLASS C SHARES:
 Shares sold ...................... 12,881,818     $139,710,465          8,968,116       $ 90,246,061
 Shares issued in reinvestment of
 distributions ....................    298,462        3,203,564            427,555          4,279,823
 Shares redeemed .................. (1,543,689)     (16,584,063)        (3,146,778)       (31,426,998)
                                   --------------------------------------------------------------------
 Net increase (decrease) .......... 11,636,591     $126,329,966          6,248,893       $ 63,098,886
                                   ====================================================================
ADVISOR CLASS SHARES:
 Shares sold ......................  9,473,843     $101,336,155          8,194,354       $ 82,240,684
 Shares issued in reinvestment of
 distributions ....................    303,245        3,239,417            445,830          4,448,279
 Shares redeemed ..................   (537,041)      (5,799,299)        (2,264,330)       (22,741,955)
                                   --------------------------------------------------------------------
 Net increase (decrease) ..........  9,240,047     $ 98,776,273          6,375,854       $ 63,947,008
                                   ====================================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------------------------------------
  SUBSIDIARY                                                                          AFFILIATION
--------------------------------------------------------------------------------------------------------------
  Franklin Advisers Inc. (Advisers)                                                   Investment manager
  Franklin Templeton Services LLC (FT Services)                                       Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)                                 Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)                        Transfer agent

                                                         Semiannual Report  | 29

Templeton Global Bond Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
         0.50%          Up to and including $200 million
         0.45%          Over $200 million, up to and including $1.3 billion
         0.40%          Over $1.3 billion

B. ADMINISTRATIVE FEES

The Fund pays its allocated share of an administrative fee to FT Services based on the Trust's aggregate average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE   NET ASSETS
--------------------------------------------------------------------------------
        0.150%          Up to and including $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.100%          Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

C. DISTRIBUTION FEES

The Fund reimburses Distributors up to 0.25% and 0.65% per year of the average daily net assets of Class A and Class C, respectively, for costs incurred in marketing the Fund's shares under a Rule 12b-1 plan.

Under the Class A distribution plan, costs exceeding the maximum for the current plan period may be reimbursed in subsequent periods. At February 28, 2005, Distributors advised the Fund that unreimbursed costs were $2,649,963.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received ..............................  $266,998
Contingent deferred sales charges retained ..............  $ 36,562

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $645,000, of which $402,450 was paid to Investor Services.

30 |  Semiannual Report

Templeton Global Bond Fund

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended February 28, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At August 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:

 2008 .....................................................  $ 2,247,776
 2009 .....................................................    4,159,943
 2010 .....................................................    8,730,708
                                                           --------------
                                                             $15,138,427
                                                           ==============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

At February 28, 2005, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

Cost of investments ....................................  $1,399,799,824
                                                          ===============
Unrealized appreciation ................................  $  137,576,675
Unrealized depreciation ................................      (3,955,806)
                                                          ---------------
Net unrealized appreciation (depreciation) .............  $  133,620,869
                                                          ===============

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended February 28, 2005 aggregated $599,394,901 and $84,985,053, respectively.

7. CREDIT RISK

The Fund has 13.31% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

                                                         Semiannual Report  | 31

Templeton Global Bond Fund

8. REGULATORY MATTERS

INVESTIGATIONS
As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, received subpoenas and/or requests for documents, information and/or testimony. The Company and its current employees provided documents and information in response to those requests and subpoenas.

SETTLEMENTS
Beginning in August 2004, the Company entered into settlements with certain regulators investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters described in this section is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

On August 2, 2004, Franklin Resources, Inc. announced that its subsidiary, Franklin Advisers, Inc., reached an agreement with the SEC that resolved the issues resulting from the SEC investigation into market timing activity. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and Sections 9(b) and 9(f) of the Investment Company Act of 1940, Making Findings and Imposing Remedial Sanctions and a Cease-and-Desist Order" (the "Order"). The SEC's Order concerned the activities of a limited number of third parties that ended in 2000 and those that were the subject of the first Massachusetts administrative complaint described below.

Under the terms of the SEC's Order, pursuant to which Franklin Advisers, Inc. neither admitted nor denied any of the findings contained therein, Franklin Advisers, Inc. agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to shareholders of certain funds in accordance with a plan to be developed by an independent distribution consultant. At this time, it is unclear which funds or which shareholders of any particular fund will receive distributions. The Order also required Franklin Advisers, Inc. to, among other things, enhance and periodically review compliance policies and procedures.

On September 20, 2004, Franklin Resources, Inc. announced that two of its subsidiaries, Franklin Advisers, Inc. and Franklin Templeton Alternative Strategies, Inc. ("FTAS"), reached an agreement with the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts (the "State of Massachusetts") related to its administrative complaint filed on February 4, 2004, concerning one instance of market timing that was also a subject of the August 2, 2004 settlement that Franklin Advisers, Inc. reached with the SEC, as described above.

32 |  Semiannual Report

Templeton Global Bond Fund

8. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
Under the terms of the settlement consent order issued by the State of Massachusetts, Franklin Advisers, Inc. and FTAS consented to the entry of a cease-and-desist order and agreed to pay a $5 million administrative fine to the State of Massachusetts (the "Massachusetts Consent Order"). The Massachusetts Consent Order included two different sections: "Statements of Fact" and "Violations of Massachusetts Securities Laws." Franklin Advisers, Inc. and FTAS admitted the facts in the Statements of Fact.

On October 25, 2004, the State of Massachusetts filed a second administrative complaint, alleging that Franklin Resources, Inc.'s Form 8-K filing (in which it described the Massachusetts Consent Order and stated that "Franklin did not admit or deny engaging in any wrongdoing") failed to state that Franklin Advisers, Inc. and FTAS admitted the Statements of Fact portion of the Massachusetts Consent Order (the "Second Complaint"). Franklin Resources, Inc. reached a second agreement with the State of Massachusetts on November 19, 2004, resolving the Second Complaint. As a result of the November 19, 2004 settlement, Franklin Resources, Inc. filed a new Form 8-K. The terms of the Massachusetts Consent Order did not change and there was no monetary fine associated with this second settlement.

On November 17, 2004, Franklin Resources, Inc. announced that Franklin Templeton Distributors, Inc. ("FTDI") reached an agreement with the CAGO, resolving the issues resulting from the CAGO's investigation concerning sales and marketing support payments. Under the terms of the settlement, FTDI neither admitted nor denied the allegations in the CAGO's complaint and agreed to pay $2 million to the State of California as a civil penalty, $14 million to the funds, to be allocated by an independent distribution consultant to be paid for by FTDI, and $2 million to the CAGO for its investigative costs.

On December 13, 2004, Franklin Resources, Inc. announced that its subsidiaries FTDI and Franklin Advisers, Inc. reached an agreement with the SEC, resolving the issues resulting from the SEC's investigation concerning marketing support payments to securities dealers who sell fund shares. In connection with that agreement, the SEC issued an "Order Instituting Administrative and Cease-and-Desist Proceedings, Making Findings, and Imposing Remedial Sanctions Pursuant to Sections 203(e) and 203(k) of the Investment Advisers Act of 1940, Sections 9(b) and 9(f) of the Investment Company Act of 1940, and Section 15(b) of the Securities Exchange Act of 1934" (the "Second Order").

Under the terms of the Second Order, in which FTDI and Franklin Advisers, Inc. neither admitted nor denied the findings contained therein, they agreed to pay the funds a penalty of $20 million and disgorgement of $1 (one dollar). FTDI and Franklin Advisers, Inc. also agreed to implement certain measures and undertakings relating to marketing support payments to broker-dealers for the promotion or sale of fund shares, including making additional disclosures in the funds' Prospectuses and Statements of Additional Information. The Second Order further requires the appointment of an independent distribution consultant, at the Company's expense, who shall develop a plan for the distribution of the penalty and disgorgement to the funds.

                                                         Semiannual Report  | 33

Templeton Global Bond Fund

8. REGULATORY MATTERS (CONTINUED)

SETTLEMENTS (CONTINUED)
The SEC's Second Order and the CAGO settlement agreement concerning marketing support payments provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The independent distribution consultant has substantially completed preparation of these distribution plans. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the Second Order. When approved, disbursements of settlement monies under the SEC's Second Order will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS
The Trust, in addition to the Company and other funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 Plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts administrative complaint and the findings in the SEC's August 2, 2004 Order, as described above. The lawsuits are styled as class actions or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

In addition, the Company, as well as certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive advisory, commission, and distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of certain funds.

34 |  Semiannual Report

Templeton Global Bond Fund

8. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)
The Company and fund management strongly believe that the claims made in each of the lawsuits identified above are without merit and intend to vigorously defend against them. The Company cannot predict with certainty, however, the eventual outcome of the remaining governmental investigations or private lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on the Company's future financial results. If the Company finds that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.

                                                         Semiannual Report  | 35

Templeton Global Bond Fund

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

36 |  Semiannual Report

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN[R] (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS
INTERNATIONAL
Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL
Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH
Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE
Franklin Balance Sheet
  Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION
Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME
Franklin Adjustable U.S. Government
 Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
 U.S. Government Securities Fund 4,5
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund

TAX-FREE INCOME 6
NATIONAL FUNDS
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 7

LIMITED-TERM FUNDS
California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS
California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California 8
Colorado
Connecticut
Florida 8
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 7
Michigan 7
Minnesota 7
Missouri
New Jersey
New York 8
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products
 Trust 9

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.
2. The fund is only open to existing shareholders and select retirement plans.
3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.
4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.
5. Formerly Franklin Short-Intermediate U.S. Government Securities Fund. Effective 9/1/04, the fund's name changed; its investment goal and strategy remained the same.
6. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.
7. Portfolio of insured municipal securities.
8. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).
9. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/05                                          Not part of the semiannual report

                                 [LOGO OMITTED]
                            FRANKLIN[R] TEMPLETON[R]
                                   INVESTMENTS

One Franklin Parkway
San Mateo, CA 94403-1906

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON GLOBAL BOND FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN[R]
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

406 S2005 04/05





ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(a), the registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Fred R. Millsaps and Frank A. Olson, they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.         N/A


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.          N/A


ITEM 6. SCHEDULE OF INVESTMENTS.        N/A


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.        N/A


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANIES AND AFFILIATED PURCHASES.     N/A


ITEM 9. SUBMISSION OF MATTERS OF A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.


ITEM 10. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 11. EXHIBITS

(a) Code of Ethics

(b)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)(2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INCOME TRUST

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date  April 25, 2005


By /s/GALEN G. VETTER
Chief Financial Officer
Date  April 25, 2005